Fair Value Measurement (Details)	1 Months Ended		5 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 16, 2021 USD ($)	Jun. 07, 2023 USD ($)	Jun. 30, 2023 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)
Fair Value Measurement (Details) [Line Items]
Membership interests (in Shares) | shares				5,824
Aggregate received (in Dollars)				$ 5,836,000
RICE ACQUISITION CORP. II [Member]
Fair Value Measurement (Details) [Line Items]
Interest expense (in Dollars)		$ 167,000
Increase in fair value of derivative warrant liabilities (in Dollars)					$ 6,700,000	$ 5,200,000
Monte Carlo Simulation [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement (Details) [Line Items]
Earnout shares	3			3
Monte Carlo Simulation [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement (Details) [Line Items]
Earnout shares	0.044			0.044
Monte Carlo Simulation [Member] | Measurement Input, Operating Asset Volatility [Member]
Fair Value Measurement (Details) [Line Items]
Earnout shares	0.265			0.265
Black-Scholes Merton Model [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement (Details) [Line Items]
Common stock closing price	5			5
Black-Scholes Merton Model [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement (Details) [Line Items]
Common stock closing price	0.041			0.041
Black-Scholes Merton Model [Member] | Measurement Input, Offered Price [Member]
Fair Value Measurement (Details) [Line Items]
Common stock closing price	13			13
Black-Scholes Merton Model [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurement (Details) [Line Items]
Common stock closing price	0.27			0.27
Black-Scholes Merton Model [Member] | Measurement Input, Strike Price [Member]
Fair Value Measurement (Details) [Line Items]
Common stock closing price	11.5			11.5
Constellation New Energy [Member]
Fair Value Measurement (Details) [Line Items]
Membership interests (in Shares) | shares				28,764
Loans [Member]
Fair Value Measurement (Details) [Line Items]
Interest expense (in Dollars)	$ 0		$ 30,000